Note 13 - Stock-based Compensation - Options Exercised (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of options exercised (in shares)	453,814
Aggregate fair value	$ 62,035	$ 58,354
Share-Based Payment Arrangement, Option [Member]
Number of options exercised (in shares)	453,814
Aggregate fair value	$ 84,988
Intrinsic value	22,953
Amount of cash received	$ 62,035